Financial instruments by category - Fair values based on recognized valuation methods (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ 3,931
Options | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	54
Futures | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	3,911
Foreign-currency interest-rate swaps | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets (liabilities)	$ (34)